Related Party Transactions and Balances (Details) - Schedule of related party with whom transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Xianchang Ma [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Major shareholder, CEO, director of the Company	Major shareholder, CEO, director of the Company
Liuhong Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Beneficial owner of the Company’s common stock	Beneficial owner of the Company’s common stock
Pan Shi [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Beneficial owner of the Company’s common stock	Beneficial owner of the Company’s common stock
Jin Tian [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Beneficial owner of the Company’s common stock	Beneficial owner of the Company’s common stock
Qiuping Lu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder, former director and CEO	Shareholder, former director, CEO